Revenue recognition - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue [Line Items]
Revenue from rendering of passenger transport services	$ 4,860,479	$ 5,150,889	$ 4,504,157
Passenger revenue for tickets
Disclosure Of Revenue [Line Items]
Revenue from rendering of passenger transport services	$ 333,947	$ 329,045	$ 256,167